FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	£ 14,152
Exchange and other adjustments	87
Gains recognised in the income statement within other income	439
Purchases/increases to customer loans	2,480
Sales	(3,593)
Transfers into the level 3 portfolio	815
Transfers out of the level 3 portfolio	(463)
Ending Balance	13,917	£ 14,152
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(104)
Financial assets at fair value through profit or loss, category [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	3,686
Ending Balance		3,686
Financial assets at fair value through profit or loss, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	10,466
Ending Balance		10,466
Financial assets available-for-sale, category [member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	696
Ending Balance		696
Financial assets available-for-sale, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	(696)
Ending Balance		(696)
Financial Assets, Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	14,454
Exchange and other adjustments	85
Gains recognised in the income statement within other income	439
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(4)
Purchases/increases to customer loans	2,482
Sales	(3,688)
Transfers into the level 3 portfolio	1,163
Transfers out of the level 3 portfolio	(747)
Ending Balance	14,184	14,454
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(104)
Financial Assets, Excluding Derivatives [Member] | Previously stated [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	4,382
Ending Balance		4,382
Financial Assets, Excluding Derivatives [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	10,072
Ending Balance		10,072
Financial assets at fair value through other comprehensive income, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	302
Exchange and other adjustments	(2)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	(4)
Purchases/increases to customer loans	2
Sales	(95)
Transfers into the level 3 portfolio	348
Transfers out of the level 3 portfolio	(284)
Ending Balance	267	302
Financial assets at fair value through other comprehensive income, category [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	302
Ending Balance		302
Previously stated [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	3,686	3,806
Exchange and other adjustments		(1)
Gains recognised in the income statement within other income		202
Purchases/increases to customer loans		774
Sales		(1,005)
Transfers into the level 3 portfolio		152
Transfers out of the level 3 portfolio		(242)
Ending Balance		3,686
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December		125
Previously stated [member] | Financial assets available-for-sale, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	696	894
Exchange and other adjustments		(24)
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)		(117)
Purchases/increases to customer loans		41
Sales		(61)
Transfers into the level 3 portfolio		2
Transfers out of the level 3 portfolio		(39)
Ending Balance		696
Previously stated [member] | Financial Assets, Excluding Derivatives [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
Beginning Balance	£ 4,382	4,700
Exchange and other adjustments		(25)
Gains recognised in the income statement within other income		202
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)		(117)
Purchases/increases to customer loans		815
Sales		(1,066)
Transfers into the level 3 portfolio		154
Transfers out of the level 3 portfolio		(281)
Ending Balance		4,382
Gains (losses) recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December		£ 125